                             OPPENHEIMER MUNICIPAL BOND fund

                          Supplement dated October 27, 2003 to the
                            Prospectus dated September 24, 2003

The Prospectus is amended as follows:

     1. The Fund's Board of Trustees has approved  changing the name of the Fund to "Oppenheimer AMT-Free Municipals." Effective November 7, 2003, all references
in  the  Prospectus  to  "Oppenheimer   Municipal  Bond  Fund"  are  changed  to
"Oppenheimer AMT-Free Municipals."

     2. The following  sentence is added to the end of the first paragraph under
"The Fund's Investment  Objective and Principal  Strategies - What Does the Fund
Mainly Invest In?" on page 3: As a non-fundamental  investment  policy, the Fund will not  invest in  municipal  securities  the  interest  on which  (and thus a proportionate share of the exempt-interest  dividends paid by the Fund) would be subject to the Federal alternative minimum tax on individuals and corporations."

     3. The third sentence of the second paragraph under "The Fund's  Investment
Objective  and  Principal  Strategies - What Does the Fund Mainly Invest In?" on
page 3 is deleted in its entirety.

     4. The  fourth  sentence  of the first  paragraph  under  "About the Fund's
Investments - The Fund's Principal  Investment  Policies and Risks" on page 9 is deleted in its entirety.

     5. The last  sentence  of the  third  paragraph  under  "About  the  Fund's
Investments - Municipal Securities" on page 9 is deleted in its entirety.

     6. The last sentence of the first paragraph under "Dividends, Capital Gains and Taxes - Taxes" on page 29 is deleted in its entirety.

October 27, 2003                                              PS0310.023

                    OPPENHEIMER MUNICIPAL BOND FUND

                Supplement dated October 27, 2003 to the
      Statement of Additional Information dated September 24, 2003

The Statement of Additional Information is amended as follows:

1.    The Fund's Board of Trustees has approved changing the name of the Fund to "Oppenheimer AMT-Free Municipals." Effective November 7,
   2003, all references in the Statement of Additional Information to
   "Oppenheimer Municipal Bond Fund" are changed to "Oppenheimer
   AMT-Free Municipals."

2.    The third, fourth and fifth paragraphs under "The Fund's
   Investment Policies - Revenue Bonds - Private Activity Municipal
   Securities" on page 3 are deleted in their entirety.

3.    The following is added under the caption "Does the Fund Have
   Additional Non-Fundamental Policies? on page 21:

   "The Fund will not invest in municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) would be subject to the Federal alternative minimum tax on individuals and corporations."

4. The third paragraph under "Dividends, Capital Gains and Taxes -
Taxation of Fund Distributions" on page 65 is deleted in its entirety.

October 27, 2003                                                    PX0310.010